Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Short-term employee benefits and costs	$ 7.3	$ 8.7	$ 4.4
Post-employment and other long-term benefits	0.6	0.2	0.3
SBC (including DSUs and RSUs to eligible directors)	17.3	12.5	15.6
Key management personnel compensation	$ 25.2	$ 21.4	$ 20.3